UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.
(Exact name of registrant as specified in charter)

970 Rittenhouse Road          Eagleville, PA  19402
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road    Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  215.830.8712

Date of fiscal year end:  05/31/2009

Date of reporting period: 02/28/2009

Item 1. Schedule of Investments (Unaudited)

The Corporation’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
ISRAEL - 42.43%

COMMON STOCK - 42.43%

Banking & Insurance - 11.70%
Bank Hapoalim BM *	207,228	$368,682
Bank Leumi Le-Israel BM	215,616	382,052
Clal Insurance Enterprise Holdings Ltd.	8,756	48,563
Harel Insurance Investments & Finances Ltd.	3,000	65,186
Israel Discount Bank Ltd.	147,810	99,013
Migdal Insurance & Financial Holdings Ltd.	172,216	125,079
Mizrahi Tefahot Bank Ltd.	38,915	173,786
		1,262,361

Chemicals - 14.20%
Israel Chemicals Ltd.	166,335	1,297,932
Makhteshim-Agan Industries Ltd.	69,487	233,570
		1,531,502

Diversified Holdings - 7.61%
Africa Israel Investments Ltd.	7,651	58,967
Clal Industries and Investments Ltd.	6,977	15,063
Delek Group Ltd.	1,564	106,870
Discount Investment Corp.	11,860	103,935
Gazit Globe Ltd.	15,000	55,822
IDB Development Corp. Ltd.	8,629	84,405
IDB Holding Corp. Ltd.	3,248	39,171
Israel Corp. Ltd.	1,188	341,996
Kardan NV	6,600	14,427
		820,656

Food - 2.77%
Osem Investments Ltd. *	19,084	184,883
Strauss Group Ltd.	14,000	113,614
		298,497

Oil & Gas - 0.62%
Oil Refineries Ltd.	260,000	66,483

Telecommunications - 5.53%
Bezeq Israeli Telecommunication Corp. Ltd.	387,390	596,199

TOTAL COMMON STOCK (Cost $5,412,345)		4,575,698

TOTAL ISRAEL (Cost $5,412,345)		$4,575,698

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
UNITED STATES - 57.86%

COMMON STOCK - 45.17%

Computer Hardware/Software - 7.77%
Check Point Software Technologies Ltd. *	33,695	$740,279
Electronics for Imaging, Inc. *	8,428	75,009
Verint Systems, Inc. *	5,000	22,500
		837,788

Defense Equipment - 2.09%
Elbit Systems Ltd.	5,198	225,073

Electronics - 0.20%
Orbotech Ltd. *	5,382	22,066

Medical Products - 0.44%
Given Imaging Ltd.	4,010	31,438
Syneron Medical Ltd. *	3,000	15,660
		47,098

Pharmaceuticals - 18.94%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	2,042,477

Semiconductors - 0.50%
DSP Group, Inc. *	4,705	26,113
Zoran Corp. *	5,300	27,560
		53,673

Telecommunications - 13.80%
Alvarion Ltd. *	7,000	21,630
Amdocs Ltd. *	30,803	515,950
Cellcom Israel Ltd.	11,500	230,000
Comverse Technology, Inc. *	25,377	138,305
Nice Systems Ltd. - ADR *	5,000	105,500
Partner Communications Co. Ltd. - ADR	33,100	476,971
		1,488,356

Utilities - 1.43%
Ormat Technologies, Inc.	6,000	154,140

TOTAL COMMON STOCK (Cost $8,213,626)		$4,870,671

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
UNITED STATES - 57.86% (continued)

SHORT-TERM INVESTMENTS - 12.69%
Fidelity Institutional Money Market Fund, 1.12% ** (Cost $1,368,414)	1,368,414	$1,368,414

TOTAL UNITED STATES (Cost $9,582,040)		6,239,085

TOTAL INVESTMENTS (Cost $14,994,385) - 100.29%		$10,814,783
LIABILITIES IN EXCESS OF OTHER ASSETS , NET - (0.29%)		(31,315)
NET ASSETS - 100%		$10,783,468

* Non-income producing security.
** Rate shown represents the rate at February 28, 2009 is subject to change and resets daily.
ADR American Depository Receipt.

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCK - 43.48%

Biotechnology - 20.62%
Amgen, Inc. *	325	$15,902
Biogen Idec, Inc. *	475	21,869
Celgene Corp. *	600	26,838
Cell Therapeutics, Inc. *	2	–
Enzon Pharmaceuticals, Inc. *	100	529
Facet Biotech Corp. *	100	651
Genentech, Inc. *	500	42,775
Genzyme Corp. *	346	21,082
Gilead Sciences, Inc. *	900	40,320
Human Genome Sciences, Inc. *	600	1,134
Immunomedics, Inc. *	100	99
Myriad Genetics, Inc. *	100	7,885
PDL BioPharma, Inc.	500	2,935
Vertex Pharmaceuticals, Inc. *	200	6,046
		188,065

Healthcare Products - 5.91%
Beckman Coulter, Inc.	200	8,968
Hologic, Inc. *	416	4,709
Johnson & Johnson	500	25,000
Varian Medical Systems, Inc. *	500	15,255
		53,932

Pharmaceuticals - 16.95%
Abbott Laboratories	400	18,936
AstraZeneca Plc. - ADR	600	18,954
Bristol-Myers Squibb Co.	800	14,728
Elan Corp. Plc. - ADR *	100	618
Eli Lilly & Co.	400	11,752
GlaxoSmithKline Plc. - ADR	500	15,065
Medarex, Inc. *	200	782
Merck & Co., Inc.	400	9,680
Novartis AG - ADR	450	16,312
Pfizer, Inc.	1,050	12,926
QLT, Inc. *	300	510
Schering-Plough Corp.	600	10,434
Valeant Pharmaceuticals International *	200	3,480
Wyeth	500	20,410
		154,587

TOTAL COMMON STOCK (Cost $483,420)		396,584

SHORT-TERM INVESTMENTS - 56.69%
Fidelity Institutional Money Market Fund, 1.12% ** (Cost $517,019)	517,019	$517,019

TOTAL INVESTMENTS (Cost $1,000,439) - 100.17%		$913,603
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.17%)		(1,557)
NET ASSETS - 100%		$912,046

* Non-income producing security.
** Rate shown represents the rate at February 28, 2009, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2009 (Unaudited)

Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Funds value assets.  Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.   If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Funds’ valuation policies is not reliable, the Funds value the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Funds’ net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At August 31, 2008, no securities were valued as determined by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The Funds adopted SFAS No. 157 on June 1, 2008.  The Funds do not believe adoption of SFAS No. 157 has made a material impact on the Funds’ financial statements.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

SFAS No. 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment      speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2009 (Unaudited) (continued)

The following is a summary of the inputs used, as of February 28, 2009 in valuing the Funds’ investments carried at fair value:

	Investments in:	Value	Level 1 – Quoted prices in active markets for identical assets	Level 2 – Significant other observable inputs	Level 3 – Significant unobservable inputs
Amidex35TM Israel Mutual Fund	Securities	$10,814,783	$9,446,369	$1,368,414	–
	Other Instruments	–	–	–	–
	Total	$10,814,783	$9,446,369	$1,368,414	–

AmidexTM Cancer Innovations & Healthcare Fund	Securities	$913,603	$396,584	$517,019	–
	Other Instruments	–	–	–	–
	Total	$913,603	$396,584	$517,019	–

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2009 were as follows:

		Gross	Gross	Net
Fund	Cost	Appreciation	Depreciation	Depreciation
Amidex35TM Israel Mutual Fund	$15,765,420	$3,156,752	$(8,107,389)	$(4,950,637)

AmidexTM Cancer Innovations & Healthcare Fund	$1,000,439	$87,756	$(174,592)	$(86,836)

The difference between book basis and tax-basis unrealized depreciation for the Amidex35TM Israel Mutual Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AMIDEX Funds, Inc.

By:  /s/ Clifford A. Goldstein
Name:  Clifford A. Goldstein
Title: President
Date:  April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford A. Goldstein
Name:  Clifford A. Goldstein
Title: President
Date:  April 23, 2009

By:   /s/ Larry E. Beaver, Jr.
Name:   Larry E. Beaver, Jr.
Title:  Chief Accounting Officer
Date:   April 23, 2009